Investment Objectives and Goals	Sep. 02, 2025
YieldMax(R) AFRM Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AFRM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of Affirm Holdings, Inc. (“AFRM” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) APP Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® APP Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of AppLovin Corporation (“APP” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) ARM Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® ARM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the ADR of ARM Holdings plc (“ARM” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) AVGO Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AVGO Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of Broadcom Inc. (“AVGO” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) CRWD Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® CRWD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of CrowdStrike Holdings, Inc. (“CRWD” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) GME Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® GME Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of GameStop Corp. (“GME” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) HIMS Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® HIMS Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of Hims & Hers Health Inc. (“HIMS” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) IONQ Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® IONQ Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of IonQ, Inc. (“IONQ” or “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) LLY Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® LLY Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of Eli Lilly and Company (“LLY” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) RDDT Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® RDDT Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of Reddit, Inc. (“RDDT” or “Underlying Security”), which is generally subject to a limit on potential investment gains.
YieldMax(R) SPOT Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SPOT Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of Spotify Technology S.A. (“SPOT” or “Underlying Security”), which is generally subject to a limit on potential investment gains.

YieldMax(R) UBER Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® UBER Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of Uber Technologies, Inc. (“UBER” or “Underlying Security”), which is generally subject to a limit on potential investment gains.